UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		February 13, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total:	$50,100
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------


ACHILLION PHARMACEUTICALS INC      COM      00448Q201     449       58900    SH         Sole                 58900
ALNYLAM PHARMACEUTICALS INC        COM      02043Q107     749       91886    SH         Sole                 91886
ARIAD PHARMACEUTICALS INC          COM      04033A100    4399      359115    SH         Sole                359115
ASPENBIO PHARMA INC                COM NEW  045346202      75       77421    SH         Sole                 77421
BIODEL INC                         COM      09064M105      64      104840    SH         Sole                104840
BIOSPECIFICS TECHNOLOGIES CORP     COM      090931106     803       48298    SH         Sole                 48298
CARDIONET INC                      COM      14159L103     809      341476    SH         Sole                341476
CARDIOVASCULAR SYSTEMS INC         COM      141619106     280       28470    SH         Sole                 28470
COMBIMATRIX CORPORATION    *W EXP 05/01/201 20009T113       3       23266    SH         Sole                 23266
CONCEPTUS INC                      COM      206016107     244       19272    SH         Sole                 19272
CUTERA INC                         COM      232109108     311       41763    SH         Sole                 41763
CYTRX CORP                         COM NEW  232828301     105      376500    SH         Sole                376500
DENDREON CORP                      COM      24823Q107     161       21200    SH         Sole                 21200
DERMA SCIENCES INC             COM PAR $.01 249827502     689       90909    SH         Sole                 90909
DIGIRAD CORP                       COM      253827109     292      149169    SH         Sole                149169
DISCOVERY LABORATORIES INC NEW     COM NEW  254668403     613      365000    SH         Sole                365000
DYNAVAX TECHNOLOGIES CORP          COM      268158102    3394     1022152    SH         Sole               1022152
ENTEROMEDICS INC                   COM NEW  29365M208     369      216802    SH         Sole                216802
EXACTECH INC                       COM      30064E109     557       33836    SH         Sole                 33836
FLAMEL TECHNOLOGIES SA ADR    SPONSORED ADR 338488109     146       28000    SH         Sole                 28000
GILEAD SCIENCES INC                COM      375558103     436       10650    SH         Sole                 10650
GIVEN IMAGING LTD                  ORD SHS  M52020100     975       55949    SH         Sole                 55949
GRAYMARK HEALTHCARE INC      COM PAR $.0001 389465303     322      700401    SH         Sole                700401
GREATBATCH INC                     COM      39153L106     172        7800    SH         Sole                  7800
INFUSYSTEM HOLDINGS INC            COM      45685K102     974      605061    SH         Sole                605061
INHIBITEX INC                      COM      45719T103     891       81440    SH         Sole                 81440
INOVIO PHARMACEUTICALS INC         COM      45773H102     206      481232    SH         Sole                481232
INSITE VISION INC                  COM      457660108      28       64229    SH         Sole                 64229
INSULET CORPORATION         NOTE 3.750% 6/1 45784PAC5    2993     3000000    PRN        Sole               3000000
INSULET CORPORATION                COM      45784P101    3103      164781    SH         Sole                164781
JOHNSON & JOHNSON                  COM      478160104     616        9400    SH         Sole                  9400
MANNKIND CORP              NOTE 3.750% 12/1 56400PAA0     971     1891000    PRN        Sole               1891000
MASIMO CORP                        COM      574795100     327       17500    SH         Sole                 17500
MEDICINOVA INC                     COM NEW  58468P206     147       86752    SH         Sole                 86752
MEDIVATION INC                     COM      58501N101     957       20760    SH         Sole                 20760
MEDLINK INTERNATIONAL INC          COM      58502M102      23      156751    SH         Sole                156751
MISONIX INC                        COM      604871103     121       59286    SH         Sole                 59286
NANOSPHERE INC                     COM      63009F105     334      227273    SH         Sole                227273
NEUROCRINE BIOSCIENCES INC         COM      64125C109     309       36385    SH         Sole                 36385
NUVASIVE INC                NOTE 2.750% 7/0 670704AC9     737     1000000    PRN        Sole               1000000
ONCOGENEX PHARMACEUTICALS INC      COM      68230A106      99        8420    SH         Sole                  8420
OREXIGEN THERAPEUTICS INC          COM      686164104     222      137937    SH         Sole                137937
PHARMACYCLICS INC                  COM      716933106    3039      205077    SH         Sole                205077
PLURISTEM THERAPEUTICS INC         COM      72940R102      72       29026    SH         Sole                 29026
POZEN INC                          COM      73941U102    2064      522551    SH         Sole                522551
PROTALIX BIOTHERAPEUTICS INC       COM      74365A101     198       40186    SH         Sole                 40186
RIGEL PHARMACEUTICALS INC          COM NEW  766559603    2075      262994    SH         Sole                262994
SONOSITE INC                       COM      83568G104    2836       52653    SH         Sole                 52653
SPECTRANETICS CORP                 COM      84760C107     917      127062    SH         Sole                127062
STEREOTAXIS INC                    COM      85916J102     707      858084    SH         Sole                858084
SYNTA PHARMACEUTICALS CORP         COM      87162T206     215       46042    SH         Sole                 46042
TEARLAB CORPORATION                COM      878193101    1539     1373700    SH         Sole               1373700
THERAGENICS CORP                   COM      883375107     932      554751    SH         Sole                554751
THRESHOLD PHARMACEUTICALS INC      COM NEW  885807206    1318     1080625    SH         Sole               1080625
TRANS1 INC                         COM      89385X105     867      465949    SH         Sole                465949
TRIUS THERAPEUTICS INC             COM      89685K100     577       80753    SH         Sole                 80753
VIKING SYSTEMS INC                 COM      92685Q200     964     3781468    SH         Sole               3781468
WRIGHT MEDICAL GROUP INC           COM      98235T107     363       22000    SH         Sole                 22000
YM BIOSCIENCE INC                  COM      984238105    1942     1184399    SH         Sole               1184399




